Financial Instruments - Additional Information (Detail) shares in Millions, $ in Millions, £ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2022 GBP (£) shares	Nov. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Borrowings	$ 4,761	$ 3,786
Notional amount	999	999
Foreign currency translation adjustments to OCI	(317)	(61)
Cash and cash equivalents	1,069	778	[1]			$ 1,787
Trade and other receivables	1,069	1,057	[1]
Other financial assets	282	370
Fair value of contracts outstanding	$ (42)	$ (99)
Percent of change in revenue due to foreign currency translation	3.00%	2.00%		3.00%
Purchase price	$ 191	$ 18
Derivative financial assets	$ 42	99
Percentage strengthening of US dollar against other foreign currencies	10.00%
Target net debt to adjusted EBITDA	2.5x
Foreign exchange gains	$ 114	27
Equity method investments	6,199	6,736	[1]
Market value of LSEG shares	6,200	$ 6,800
Non-current financial assets available-for-sale	$ 20
Percentage of cash and cash equivalents held by a rated institutions	99.00%			99.00%
Thomson Reuters Ownership of YPL [member]
Disclosure of detailed information about financial instruments [Line Items]
Number of shares held in associate | shares	72.0	72.4		72.0
Lseg Shares [Member]
Disclosure of detailed information about financial instruments [Line Items]
Equity method investments	$ 618
Equity interests of acquirer	$ 6,200
Percentage of increase decrease in share price due to indirect investment in LSEG	10.00%			10.00%
Other finance income [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains	$ 328	$ (19)
Credit Facility Covenant- Acquisitions [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchase price	500
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets	42	99
Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount	5,000			£ 3.9
Foreign Exchange Contracts [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding		19
Derivative financial assets	309
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	1,069	778
Trade and other receivables	1,069	1,057
Derivative financial assets	$ 388	99
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Hedge ratio of swap to debt amounts	1:1
Cross-currency interest rate swaps [member] | Forward interest rate swaps - cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets	$ 42	99
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs	2,000
Borrowings	$ 1,048
Commercial paper borrowings outstanding		$ 0
Notes, Debentures and Commercial Paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted-average interest rate	4.30%	4.10%		4.30%
Credit Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 2,000
Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 2,000				$ 1,800
Maturity date	November 2027
Borrowings	$ 0	$ 0
Maximum CreditFacility Agreement	$ 2,600
Ratio of net debt to ebitda under credit facility	1.6
Basis point adjustment to reference interest rate	102.5			102.5
Additional commitment from lenders	$ 600
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda	4.5			4.5
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member] | Scenario Forecast one [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda	5			5
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [Line Items]
Transfers into Level 3 of fair value hierarchy, assets	$ 22

[1]	Amounts have been reclassified to reflect the current presentation.